May 2, 2003


VIA EDGAR


The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-0506

Subject:   Nationwide VLI Separate Account-2
           Nationwide Life Insurance Company
           SEC File No. 33-62795
           CIK No. 0000820914

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VLI Separate Account-2 (the "Separate Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 13 to the Registration Statement for the Company and the Separate Account which became effective May 1, 2003.

Please contact the undersigned at (614) 249-8226 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY



/s/ MICHAEL R. MOSER
Michael R. Moser
Variable Products Securities Counsel

cc:  file